Marketable Securities (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Available-for-sale:
Amortized cost	$ 10,905	$ 12,987
Unrealized losses	(152)	(58)
Unrealized gains
Market value	10,753	12,929
Corporate bonds [Member]
Available-for-sale:
Amortized cost	10,905	12,987
Unrealized losses	(152)	(58)
Unrealized gains
Market value	$ 10,753	$ 12,929